Restatement of Financial Statements - Schedule of Unaudited Quarterly Financial Information for Restatement and Revision of Unaudited Condensed Balance Sheet (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 20, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets	$ 8,241,000		$ 9,023,000					$ 21,140,000
Liabilities and Equity [Abstract]
Total current liabilities	12,573,000		8,394,000					2,888,000
Derivative warrant liabilities	211,747,000		22,911,000					11,379,000
Total liabilities	250,590,000		36,911,000					18,926,000
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary shares	1,000		1,000					1,000
Additional paid-in capital	2,093,000		1,079,000					762,000
Accumulated deficit	(308,853,000)		(63,493,000)					(33,074,000)
Total shareholders' equity	(306,606,000)	$ (216,531,000)	(62,260,000)			$ (35,407,000)	$ (33,277,000)	(32,158,000)	$ (20,793,000)
Total liabilities and shareholders' equity	8,241,000		9,023,000					$ 21,140,000
ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets	250,304,732		250,827,490	$ 252,167,049
Liabilities and Equity [Abstract]
Total current liabilities	532,032		139,107	816,145
Deferred underwriting commissions	8,750,000		8,750,000	8,750,000
Derivative warrant liabilities			21,354,400	19,500,000
Total liabilities	27,266,392		30,243,507	29,066,145
Stockholders' Equity Attributable to Parent [Abstract]
Preference shares—$0.0001 par value	0		0	0
Additional paid-in capital	6,784,542		8,293,299	5,776,310
Accumulated deficit	(1,785,477)		(3,294,265)	(777,344)
Total shareholders' equity	5,000,010	5,000,006	5,000,003	5,000,004	$ 0
Total liabilities and shareholders' equity	250,304,732		250,827,490	252,167,049
Common Class A [Member] | ACON S2 Acquisition Corp [Member]
Liabilities and Equity [Abstract]
Class A ordinary share, $0.0001 par value; shares subject to possible redemption	218,038,330		215,583,980	218,100,900
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary shares	320		344	319
Total shareholders' equity	320	252	344		0
Common Class B [Member] | ACON S2 Acquisition Corp [Member]
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary shares	625		625	719
Total shareholders' equity	$ 625	$ 625	625		$ 0
Previously Reported [Member] | ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets			250,827,490	252,167,049
Liabilities and Equity [Abstract]
Total current liabilities			139,107	816,145
Deferred underwriting commissions			8,750,000	8,750,000
Derivative warrant liabilities			0
Total liabilities			8,889,107	9,566,145
Stockholders' Equity Attributable to Parent [Abstract]
Preference shares—$0.0001 par value			0	0
Additional paid-in capital			5,703,622	5,041,015
Accumulated deficit			(704,375)	(41,854)
Total shareholders' equity			5,000,003	5,000,004
Total liabilities and shareholders' equity			250,827,490	252,167,049
Previously Reported [Member] | Common Class A [Member] | ACON S2 Acquisition Corp [Member]
Liabilities and Equity [Abstract]
Class A ordinary share, $0.0001 par value; shares subject to possible redemption			236,938,380	237,600,900
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary shares			131	124
Previously Reported [Member] | Common Class B [Member] | ACON S2 Acquisition Corp [Member]
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary shares			625	719
Revision of Prior Period, Adjustment [Member] | ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets			0
Liabilities and Equity [Abstract]
Total current liabilities			0
Deferred underwriting commissions			0	0
Derivative warrant liabilities			21,354,400	19,500,000
Total liabilities			21,354,400	19,500,000
Stockholders' Equity Attributable to Parent [Abstract]
Preference shares—$0.0001 par value			0	0
Additional paid-in capital			2,589,677	735,295
Accumulated deficit			(2,589,890)	(735,490)
Total shareholders' equity			0
Total liabilities and shareholders' equity			0
Revision of Prior Period, Adjustment [Member] | Common Class A [Member] | ACON S2 Acquisition Corp [Member]
Liabilities and Equity [Abstract]
Class A ordinary share, $0.0001 par value; shares subject to possible redemption			(21,354,400)	(19,500,000)
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary shares			213	$ 195
Revision of Prior Period, Adjustment [Member] | Common Class B [Member] | ACON S2 Acquisition Corp [Member]
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary shares			$ 0